Shareholders' Equity - Schedule of Table Reconciles the Non-controlling Interest (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Non-controlling interest, beginning balance	$ 506,732
Net income attributable to non-controlling interest	(16,200)	$ 61,317
Foreign currency translation adjustment	2,620
Non-controlling interest, ending balance	493,152
Xi'an DT [Member]
Non-controlling interest, beginning balance	492,753
Net income attributable to non-controlling interest	(5,308)
Foreign currency translation adjustment	858
Non-controlling interest, ending balance	488,303
Tianjin YHX [Member]
Non-controlling interest, beginning balance	13,979
Net income attributable to non-controlling interest	(10,892)
Foreign currency translation adjustment	1,762
Non-controlling interest, ending balance	$ 4,849